Shareholder Report	6 Months Ended
Feb. 28, 2025 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSRS
Amendment Flag	false
Registrant Name	Vanguard World Fund
Entity Central Index Key	0000052848
Entity Investment Company Type	N-1A
Document Period End Date	Feb. 28, 2025
C000012210
Shareholder Report [Line Items]
Fund Name	U.S. Growth Fund
Class Name	Investor Shares
Trading Symbol	VWUSX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Vanguard U.S. Growth Fund (the "Fund") for the period of September 1, 2024, to February 28, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature. You can also request this information by contacting us at 800-662-7447.
Additional Information Phone Number	800-662-7447
Additional Information Website	https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Shares	$17	0.33%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized.

Expenses Paid, Amount	$ 17
Expense Ratio, Percent	0.33%
AssetsNet	$ 46,437,000,000
Holdings Count | Holding	113
InvestmentCompanyPortfolioTurnover	15.00%
Additional Fund Statistics [Text Block]

Fund Statistics

(as of February 28, 2025)

Fund Net Assets (in millions)	$46,437
Number of Portfolio Holdings	113
Portfolio Turnover Rate	15%

Holdings [Text Block]

This table reflects the Fund's investments, including short-term investments, derivatives and other assets and liabilities.

Portfolio Composition % of Net Assets

(as of February 28, 2025)

Communication Services	18.6%
Consumer Discretionary	17.5%
Consumer Staples	1.6%
Financials	8.4%
Health Care	8.6%
Industrials	3.9%
Information Technology	37.3%
Materials	0.0%
Real Estate	1.9%
Utilities	0.2%
Other Assets and Liabilities—Net	2.0%

Material Fund Change [Text Block]
Updated Prospectus Phone Number	800-662-7447
Updated Prospectus Web Address	https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature
C000012211
Shareholder Report [Line Items]
Fund Name	U.S. Growth Fund
Class Name	Admiral™ Shares
Trading Symbol	VWUAX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Vanguard U.S. Growth Fund (the "Fund") for the period of September 1, 2024, to February 28, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature. You can also request this information by contacting us at 800-662-7447.
Additional Information Phone Number	800-662-7447
Additional Information Website	https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Admiral Shares	$12	0.23%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized.

Expenses Paid, Amount	$ 12
Expense Ratio, Percent	0.23%
AssetsNet	$ 46,437,000,000
Holdings Count | Holding	113
InvestmentCompanyPortfolioTurnover	15.00%
Additional Fund Statistics [Text Block]

Fund Statistics

(as of February 28, 2025)

Fund Net Assets (in millions)	$46,437
Number of Portfolio Holdings	113
Portfolio Turnover Rate	15%

Holdings [Text Block]

This table reflects the Fund's investments, including short-term investments, derivatives and other assets and liabilities.

Portfolio Composition % of Net Assets

(as of February 28, 2025)

Communication Services	18.6%
Consumer Discretionary	17.5%
Consumer Staples	1.6%
Financials	8.4%
Health Care	8.6%
Industrials	3.9%
Information Technology	37.3%
Materials	0.0%
Real Estate	1.9%
Utilities	0.2%
Other Assets and Liabilities—Net	2.0%

Material Fund Change [Text Block]
Updated Prospectus Phone Number	800-662-7447
Updated Prospectus Web Address	https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature
C000012228
Shareholder Report [Line Items]
Fund Name	International Growth Fund
Class Name	Investor Shares
Trading Symbol	VWIGX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Vanguard International Growth Fund (the "Fund") for the period of September 1, 2024, to February 28, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature. You can also request this information by contacting us at 800-662-7447.
Additional Information Phone Number	800-662-7447
Additional Information Website	https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Shares	$19	0.37%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized.

Expenses Paid, Amount	$ 19
Expense Ratio, Percent	0.37%
AssetsNet	$ 44,437,000,000
Holdings Count | Holding	132
InvestmentCompanyPortfolioTurnover	11.00%
Additional Fund Statistics [Text Block]

Fund Statistics

(as of February 28, 2025)

Fund Net Assets (in millions)	$44,437
Number of Portfolio Holdings	132
Portfolio Turnover Rate	11%

Holdings [Text Block]

This table reflects the Fund's investments, including short-term investments, derivatives and other assets and liabilities.

Portfolio Composition % of Net Assets

(as of February 28, 2025)

Asia	31.7%
Europe	47.3%
North America	16.6%
Oceania	1.1%
South America	1.8%
Other Assets and Liabilities—Net	1.5%

Material Fund Change [Text Block]
Updated Prospectus Phone Number	800-662-7447
Updated Prospectus Web Address	https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature
C000012229
Shareholder Report [Line Items]
Fund Name	International Growth Fund
Class Name	Admiral™ Shares
Trading Symbol	VWILX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Vanguard International Growth Fund (the "Fund") for the period of September 1, 2024, to February 28, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature. You can also request this information by contacting us at 800-662-7447.
Additional Information Phone Number	800-662-7447
Additional Information Website	https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Admiral Shares	$13	0.26%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized.

Expenses Paid, Amount	$ 13
Expense Ratio, Percent	0.26%
AssetsNet	$ 44,437,000,000
Holdings Count | Holding	132
InvestmentCompanyPortfolioTurnover	11.00%
Additional Fund Statistics [Text Block]

Fund Statistics

(as of February 28, 2025)

Fund Net Assets (in millions)	$44,437
Number of Portfolio Holdings	132
Portfolio Turnover Rate	11%

Holdings [Text Block]

This table reflects the Fund's investments, including short-term investments, derivatives and other assets and liabilities.

Portfolio Composition % of Net Assets

(as of February 28, 2025)

Asia	31.7%
Europe	47.3%
North America	16.6%
Oceania	1.1%
South America	1.8%
Other Assets and Liabilities—Net	1.5%

Material Fund Change [Text Block]
Updated Prospectus Phone Number	800-662-7447
Updated Prospectus Web Address	https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature
C000209798
Shareholder Report [Line Items]
Fund Name	FTSE Social Index Fund
Class Name	Admiral™ Shares
Trading Symbol	VFTAX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Vanguard FTSE Social Index Fund (the "Fund") for the period of September 1, 2024, to February 28, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature. You can also request this information by contacting us at 800-662-7447.
Additional Information Phone Number	800-662-7447
Additional Information Website	https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Admiral Shares	$7	0.14%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized.

Expenses Paid, Amount	$ 7
Expense Ratio, Percent	0.14%
AssetsNet	$ 22,649,000,000
Holdings Count | Holding	432
InvestmentCompanyPortfolioTurnover	3.00%
Additional Fund Statistics [Text Block]

Fund Statistics

(as of February 28, 2025)

Fund Net Assets (in millions)	$22,649
Number of Portfolio Holdings	432
Portfolio Turnover Rate	3%

Holdings [Text Block]

This table reflects the Fund's investments, including short-term investments, derivatives and other assets and liabilities.

Portfolio Composition % of Net Assets

(as of February 28, 2025)

Basic Materials	1.3%
Consumer Discretionary	16.3%
Consumer Staples	4.2%
Energy	0.0%
Financials	10.7%
Health Care	11.4%
Industrials	9.0%
Real Estate	2.6%
Technology	41.2%
Telecommunications	2.6%
Utilities	0.5%
Other Assets and Liabilities—Net	0.2%

Material Fund Change [Text Block]
Updated Prospectus Phone Number	800-662-7447
Updated Prospectus Web Address	https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature
C000012204
Shareholder Report [Line Items]
Fund Name	FTSE Social Index Fund
Class Name	Institutional Shares
Trading Symbol	VFTNX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Vanguard FTSE Social Index Fund (the "Fund") for the period of September 1, 2024, to February 28, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature. You can also request this information by contacting us at 800-662-7447.
Additional Information Phone Number	800-662-7447
Additional Information Website	https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Shares	$6	0.11%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized.

Expenses Paid, Amount	$ 6
Expense Ratio, Percent	0.11%
AssetsNet	$ 22,649,000,000
Holdings Count | Holding	432
InvestmentCompanyPortfolioTurnover	3.00%
Additional Fund Statistics [Text Block]

Fund Statistics

(as of February 28, 2025)

Fund Net Assets (in millions)	$22,649
Number of Portfolio Holdings	432
Portfolio Turnover Rate	3%

Holdings [Text Block]

This table reflects the Fund's investments, including short-term investments, derivatives and other assets and liabilities.

Portfolio Composition % of Net Assets

(as of February 28, 2025)

Basic Materials	1.3%
Consumer Discretionary	16.3%
Consumer Staples	4.2%
Energy	0.0%
Financials	10.7%
Health Care	11.4%
Industrials	9.0%
Real Estate	2.6%
Technology	41.2%
Telecommunications	2.6%
Utilities	0.5%
Other Assets and Liabilities—Net	0.2%

Material Fund Change [Text Block]
Updated Prospectus Phone Number	800-662-7447
Updated Prospectus Web Address	https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature
C000012209
Shareholder Report [Line Items]
Fund Name	Communication Services Index Fund
Class Name	ETF Shares
Trading Symbol	VOX
Security Exchange Name	NYSE
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Vanguard Communication Services Index Fund (the "Fund") for the period of September 1, 2024, to February 28, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature. You can also request this information by contacting us at 800-662-7447.
Additional Information Phone Number	800-662-7447
Additional Information Website	https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
ETF Shares	$5	0.10%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized.

Expenses Paid, Amount	$ 5
Expense Ratio, Percent	0.10%
AssetsNet	$ 4,986,000,000
Holdings Count | Holding	120
InvestmentCompanyPortfolioTurnover	4.00%
Additional Fund Statistics [Text Block]

Fund Statistics

(as of February 28, 2025)

Fund Net Assets (in millions)	$4,986
Number of Portfolio Holdings	120
Portfolio Turnover Rate	4%

Holdings [Text Block]

This table reflects the Fund's investments, including short-term investments, derivatives and other assets and liabilities.

Portfolio Composition % of Net Assets

(as of February 28, 2025)

Diversified Telecommunication Services	11.3%
Entertainment	21.2%
Interactive Media & Services	48.9%
Media	14.6%
Other	0.0%
Wireless Telecommunication Services	4.0%
Other Assets and Liabilities—Net	0.0%

Material Fund Change [Text Block]
Updated Prospectus Phone Number	800-662-7447
Updated Prospectus Web Address	https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature
C000012208
Shareholder Report [Line Items]
Fund Name	Communication Services Index Fund
Class Name	Admiral™ Shares
Trading Symbol	VTCAX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Vanguard Communication Services Index Fund (the "Fund") for the period of September 1, 2024, to February 28, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature. You can also request this information by contacting us at 800-662-7447.
Additional Information Phone Number	800-662-7447
Additional Information Website	https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Admiral Shares	$5	0.10%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized.

Expenses Paid, Amount	$ 5
Expense Ratio, Percent	0.10%
AssetsNet	$ 4,986,000,000
Holdings Count | Holding	120
InvestmentCompanyPortfolioTurnover	4.00%
Additional Fund Statistics [Text Block]

Fund Statistics

(as of February 28, 2025)

Fund Net Assets (in millions)	$4,986
Number of Portfolio Holdings	120
Portfolio Turnover Rate	4%

Holdings [Text Block]

This table reflects the Fund's investments, including short-term investments, derivatives and other assets and liabilities.

Portfolio Composition % of Net Assets

(as of February 28, 2025)

Diversified Telecommunication Services	11.3%
Entertainment	21.2%
Interactive Media & Services	48.9%
Media	14.6%
Other	0.0%
Wireless Telecommunication Services	4.0%
Other Assets and Liabilities—Net	0.0%

Material Fund Change [Text Block]
Updated Prospectus Phone Number	800-662-7447
Updated Prospectus Web Address	https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature
C000012215
Shareholder Report [Line Items]
Fund Name	Consumer Discretionary Index Fund
Class Name	ETF Shares
Trading Symbol	VCR
Security Exchange Name	NYSE
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Vanguard Consumer Discretionary Index Fund (the "Fund") for the period of September 1, 2024, to February 28, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature. You can also request this information by contacting us at 800-662-7447.
Additional Information Phone Number	800-662-7447
Additional Information Website	https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
ETF Shares	$5	0.10%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized.

Expenses Paid, Amount	$ 5
Expense Ratio, Percent	0.10%
AssetsNet	$ 6,915,000,000
Holdings Count | Holding	295
InvestmentCompanyPortfolioTurnover	2.00%
Additional Fund Statistics [Text Block]

Fund Statistics

(as of February 28, 2025)

Fund Net Assets (in millions)	$6,915
Number of Portfolio Holdings	295
Portfolio Turnover Rate	2%

Holdings [Text Block]

This table reflects the Fund's investments, including short-term investments, derivatives and other assets and liabilities.

Portfolio Composition % of Net Assets

(as of February 28, 2025)

Automobile Components	1.8%
Automobiles	15.7%
Broadline Retail	25.1%
Distributors	0.8%
Diversified Consumer Services	1.8%
Hotels, Restaurants & Leisure	23.9%
Household Durables	4.8%
Leisure Products	0.9%
Specialty Retail	20.5%
Textiles, Apparel & Luxury Goods	4.5%
Other Assets and Liabilities—Net	0.2%

Material Fund Change [Text Block]
Updated Prospectus Phone Number	800-662-7447
Updated Prospectus Web Address	https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature
C000012214
Shareholder Report [Line Items]
Fund Name	Consumer Discretionary Index Fund
Class Name	Admiral™ Shares
Trading Symbol	VCDAX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Vanguard Consumer Discretionary Index Fund (the "Fund") for the period of September 1, 2024, to February 28, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature. You can also request this information by contacting us at 800-662-7447.
Additional Information Phone Number	800-662-7447
Additional Information Website	https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Admiral Shares	$5	0.10%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized.

Expenses Paid, Amount	$ 5
Expense Ratio, Percent	0.10%
AssetsNet	$ 6,915,000,000
Holdings Count | Holding	295
InvestmentCompanyPortfolioTurnover	2.00%
Additional Fund Statistics [Text Block]

Fund Statistics

(as of February 28, 2025)

Fund Net Assets (in millions)	$6,915
Number of Portfolio Holdings	295
Portfolio Turnover Rate	2%

Holdings [Text Block]

This table reflects the Fund's investments, including short-term investments, derivatives and other assets and liabilities.

Portfolio Composition % of Net Assets

(as of February 28, 2025)

Automobile Components	1.8%
Automobiles	15.7%
Broadline Retail	25.1%
Distributors	0.8%
Diversified Consumer Services	1.8%
Hotels, Restaurants & Leisure	23.9%
Household Durables	4.8%
Leisure Products	0.9%
Specialty Retail	20.5%
Textiles, Apparel & Luxury Goods	4.5%
Other Assets and Liabilities—Net	0.2%

Material Fund Change [Text Block]
Updated Prospectus Phone Number	800-662-7447
Updated Prospectus Web Address	https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature
C000012217
Shareholder Report [Line Items]
Fund Name	Consumer Staples Index Fund
Class Name	ETF Shares
Trading Symbol	VDC
Security Exchange Name	NYSE
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Vanguard Consumer Staples Index Fund (the "Fund") for the period of September 1, 2024, to February 28, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature. You can also request this information by contacting us at 800-662-7447.
Additional Information Phone Number	800-662-7447
Additional Information Website	https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
ETF Shares	$5	0.10%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized.

Expenses Paid, Amount	$ 5
Expense Ratio, Percent	0.10%
AssetsNet	$ 8,843,000,000
Holdings Count | Holding	106
InvestmentCompanyPortfolioTurnover	5.00%
Additional Fund Statistics [Text Block]

Fund Statistics

(as of February 28, 2025)

Fund Net Assets (in millions)	$8,843
Number of Portfolio Holdings	106
Portfolio Turnover Rate	5%

Holdings [Text Block]

This table reflects the Fund's investments, including short-term investments, derivatives and other assets and liabilities.

Portfolio Composition % of Net Assets

(as of February 28, 2025)

Beverages	18.1%
Consumer Staples Distribution & Retail	36.5%
Food Products	15.6%
Household Products	17.9%
Personal Care Products	3.7%
Tobacco	8.0%
Other Assets and Liabilities—Net	0.2%

Material Fund Change [Text Block]
Updated Prospectus Phone Number	800-662-7447
Updated Prospectus Web Address	https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature
C000012216
Shareholder Report [Line Items]
Fund Name	Consumer Staples Index Fund
Class Name	Admiral™ Shares
Trading Symbol	VCSAX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Vanguard Consumer Staples Index Fund (the "Fund") for the period of September 1, 2024, to February 28, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature. You can also request this information by contacting us at 800-662-7447.
Additional Information Phone Number	800-662-7447
Additional Information Website	https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Admiral Shares	$5	0.10%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized.

Expenses Paid, Amount	$ 5
Expense Ratio, Percent	0.10%
AssetsNet	$ 8,843,000,000
Holdings Count | Holding	106
InvestmentCompanyPortfolioTurnover	5.00%
Additional Fund Statistics [Text Block]

Fund Statistics

(as of February 28, 2025)

Fund Net Assets (in millions)	$8,843
Number of Portfolio Holdings	106
Portfolio Turnover Rate	5%

Holdings [Text Block]

This table reflects the Fund's investments, including short-term investments, derivatives and other assets and liabilities.

Portfolio Composition % of Net Assets

(as of February 28, 2025)

Beverages	18.1%
Consumer Staples Distribution & Retail	36.5%
Food Products	15.6%
Household Products	17.9%
Personal Care Products	3.7%
Tobacco	8.0%
Other Assets and Liabilities—Net	0.2%

Material Fund Change [Text Block]
Updated Prospectus Phone Number	800-662-7447
Updated Prospectus Web Address	https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature
C000012219
Shareholder Report [Line Items]
Fund Name	Energy Index Fund
Class Name	ETF Shares
Trading Symbol	VDE
Security Exchange Name	NYSE
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Vanguard Energy Index Fund (the "Fund") for the period of September 1, 2024, to February 28, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature. You can also request this information by contacting us at 800-662-7447.
Additional Information Phone Number	800-662-7447
Additional Information Website	https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
ETF Shares	$5	0.10%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized.

Expenses Paid, Amount	$ 5
Expense Ratio, Percent	0.10%
AssetsNet	$ 9,597,000,000
Holdings Count | Holding	117
InvestmentCompanyPortfolioTurnover	4.00%
Additional Fund Statistics [Text Block]

Fund Statistics

(as of February 28, 2025)

Fund Net Assets (in millions)	$9,597
Number of Portfolio Holdings	117
Portfolio Turnover Rate	4%

Holdings [Text Block]

This table reflects the Fund's investments, including short-term investments, derivatives and other assets and liabilities.

Portfolio Composition % of Net Assets

(as of February 28, 2025)

Coal & Consumable Fuels	0.6%
Integrated Oil & Gas	38.3%
Oil & Gas Drilling	0.8%
Oil & Gas Equipment & Services	9.6%
Oil & Gas Exploration & Production	25.9%
Oil & Gas Refining & Marketing	8.2%
Oil & Gas Storage & Transportation	16.1%
Other Assets and Liabilities—Net	0.5%

Material Fund Change [Text Block]
Updated Prospectus Phone Number	800-662-7447
Updated Prospectus Web Address	https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature
C000012218
Shareholder Report [Line Items]
Fund Name	Energy Index Fund
Class Name	Admiral™ Shares
Trading Symbol	VENAX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Vanguard Energy Index Fund (the "Fund") for the period of September 1, 2024, to February 28, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature. You can also request this information by contacting us at 800-662-7447.
Additional Information Phone Number	800-662-7447
Additional Information Website	https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Admiral Shares	$5	0.10%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized.

Expenses Paid, Amount	$ 5
Expense Ratio, Percent	0.10%
AssetsNet	$ 9,597,000,000
Holdings Count | Holding	117
InvestmentCompanyPortfolioTurnover	4.00%
Additional Fund Statistics [Text Block]

Fund Statistics

(as of February 28, 2025)

Fund Net Assets (in millions)	$9,597
Number of Portfolio Holdings	117
Portfolio Turnover Rate	4%

Holdings [Text Block]

This table reflects the Fund's investments, including short-term investments, derivatives and other assets and liabilities.

Portfolio Composition % of Net Assets

(as of February 28, 2025)

Coal & Consumable Fuels	0.6%
Integrated Oil & Gas	38.3%
Oil & Gas Drilling	0.8%
Oil & Gas Equipment & Services	9.6%
Oil & Gas Exploration & Production	25.9%
Oil & Gas Refining & Marketing	8.2%
Oil & Gas Storage & Transportation	16.1%
Other Assets and Liabilities—Net	0.5%

Material Fund Change [Text Block]
Updated Prospectus Phone Number	800-662-7447
Updated Prospectus Web Address	https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature
C000012221
Shareholder Report [Line Items]
Fund Name	Financials Index Fund
Class Name	ETF Shares
Trading Symbol	VFH
Security Exchange Name	NYSE
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Vanguard Financials Index Fund (the "Fund") for the period of September 1, 2024, to February 28, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature. You can also request this information by contacting us at 800-662-7447.
Additional Information Phone Number	800-662-7447
Additional Information Website	https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
ETF Shares	$5	0.10%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized.

Expenses Paid, Amount	$ 5
Expense Ratio, Percent	0.10%
AssetsNet	$ 13,735,000,000
Holdings Count | Holding	412
InvestmentCompanyPortfolioTurnover	3.00%
Additional Fund Statistics [Text Block]

Fund Statistics

(as of February 28, 2025)

Fund Net Assets (in millions)	$13,735
Number of Portfolio Holdings	412
Portfolio Turnover Rate	3%

Holdings [Text Block]

This table reflects the Fund's investments, including short-term investments, derivatives and other assets and liabilities.

Portfolio Composition % of Net Assets

(as of February 28, 2025)

Banks	26.9%
Capital Markets	23.6%
Consumer Finance	4.6%
Financial Services	25.1%
Insurance	16.2%
Mortgage Real Estate Investment Trusts (REITs)	0.7%
Other Assets and Liabilities—Net	2.9%

Material Fund Change [Text Block]
Updated Prospectus Phone Number	800-662-7447
Updated Prospectus Web Address	https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature
C000012220
Shareholder Report [Line Items]
Fund Name	Financials Index Fund
Class Name	Admiral™ Shares
Trading Symbol	VFAIX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Vanguard Financials Index Fund (the "Fund") for the period of September 1, 2024, to February 28, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature. You can also request this information by contacting us at 800-662-7447.
Additional Information Phone Number	800-662-7447
Additional Information Website	https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Admiral Shares	$5	0.10%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized.

Expenses Paid, Amount	$ 5
Expense Ratio, Percent	0.10%
AssetsNet	$ 13,735,000,000
Holdings Count | Holding	412
InvestmentCompanyPortfolioTurnover	3.00%
Additional Fund Statistics [Text Block]

Fund Statistics

(as of February 28, 2025)

Fund Net Assets (in millions)	$13,735
Number of Portfolio Holdings	412
Portfolio Turnover Rate	3%

Holdings [Text Block]

This table reflects the Fund's investments, including short-term investments, derivatives and other assets and liabilities.

Portfolio Composition % of Net Assets

(as of February 28, 2025)

Banks	26.9%
Capital Markets	23.6%
Consumer Finance	4.6%
Financial Services	25.1%
Insurance	16.2%
Mortgage Real Estate Investment Trusts (REITs)	0.7%
Other Assets and Liabilities—Net	2.9%

Material Fund Change [Text Block]
Updated Prospectus Phone Number	800-662-7447
Updated Prospectus Web Address	https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature
C000012223
Shareholder Report [Line Items]
Fund Name	Health Care Index Fund
Class Name	ETF Shares
Trading Symbol	VHT
Security Exchange Name	NYSE
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Vanguard Health Care Index Fund (the "Fund") for the period of September 1, 2024, to February 28, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature. You can also request this information by contacting us at 800-662-7447.
Additional Information Phone Number	800-662-7447
Additional Information Website	https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
ETF Shares	$5	0.10%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized.

Expenses Paid, Amount	$ 5
Expense Ratio, Percent	0.10%
AssetsNet	$ 19,797,000,000
Holdings Count | Holding	423
InvestmentCompanyPortfolioTurnover	2.00%
Additional Fund Statistics [Text Block]

Fund Statistics

(as of February 28, 2025)

Fund Net Assets (in millions)	$19,797
Number of Portfolio Holdings	423
Portfolio Turnover Rate	2%

Holdings [Text Block]

This table reflects the Fund's investments, including short-term investments, derivatives and other assets and liabilities.

Portfolio Composition % of Net Assets

(as of February 28, 2025)

Biotechnology	19.5%
Health Care Equipment & Supplies	21.8%
Health Care Providers & Services	18.9%
Health Care Technology	0.9%
Life Sciences Tools & Services	9.1%
Pharmaceuticals	27.3%
Other Assets and Liabilities—Net	2.5%

Material Fund Change [Text Block]
Updated Prospectus Phone Number	800-662-7447
Updated Prospectus Web Address	https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature
C000012222
Shareholder Report [Line Items]
Fund Name	Health Care Index Fund
Class Name	Admiral™ Shares
Trading Symbol	VHCIX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Vanguard Health Care Index Fund (the "Fund") for the period of September 1, 2024, to February 28, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature. You can also request this information by contacting us at 800-662-7447.
Additional Information Phone Number	800-662-7447
Additional Information Website	https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Admiral Shares	$5	0.10%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized.

Expenses Paid, Amount	$ 5
Expense Ratio, Percent	0.10%
AssetsNet	$ 19,797,000,000
Holdings Count | Holding	423
InvestmentCompanyPortfolioTurnover	2.00%
Additional Fund Statistics [Text Block]

Fund Statistics

(as of February 28, 2025)

Fund Net Assets (in millions)	$19,797
Number of Portfolio Holdings	423
Portfolio Turnover Rate	2%

Holdings [Text Block]

This table reflects the Fund's investments, including short-term investments, derivatives and other assets and liabilities.

Portfolio Composition % of Net Assets

(as of February 28, 2025)

Biotechnology	19.5%
Health Care Equipment & Supplies	21.8%
Health Care Providers & Services	18.9%
Health Care Technology	0.9%
Life Sciences Tools & Services	9.1%
Pharmaceuticals	27.3%
Other Assets and Liabilities—Net	2.5%

Material Fund Change [Text Block]
Updated Prospectus Phone Number	800-662-7447
Updated Prospectus Web Address	https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature
C000012225
Shareholder Report [Line Items]
Fund Name	Industrials Index Fund
Class Name	ETF Shares
Trading Symbol	VIS
Security Exchange Name	NYSE
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Vanguard Industrials Index Fund (the "Fund") for the period of September 1, 2024, to February 28, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature. You can also request this information by contacting us at 800-662-7447.
Additional Information Phone Number	800-662-7447
Additional Information Website	https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
ETF Shares	$5	0.10%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized.

Expenses Paid, Amount	$ 5
Expense Ratio, Percent	0.10%
AssetsNet	$ 5,975,000,000
Holdings Count | Holding	389
InvestmentCompanyPortfolioTurnover	2.00%
Additional Fund Statistics [Text Block]

Fund Statistics

(as of February 28, 2025)

Fund Net Assets (in millions)	$5,975
Number of Portfolio Holdings	389
Portfolio Turnover Rate	2%

Holdings [Text Block]

This table reflects the Fund's investments, including short-term investments and other assets and liabilities.

Portfolio Composition % of Net Assets

(as of February 28, 2025)

Aerospace & Defense	20.0%
Air Freight & Logistics	3.4%
Building Products	6.8%
Commercial Services & Supplies	8.0%
Construction & Engineering	2.8%
Electrical Equipment	8.8%
Ground Transportation	9.6%
Industrial Conglomerates	4.1%
Machinery	19.7%
Marine Transportation	0.2%
Passenger Airlines	2.1%
Professional Services	9.3%
Trading Companies & Distributors	5.2%
Other Assets and Liabilities—Net	0.0%

Material Fund Change [Text Block]
Updated Prospectus Phone Number	800-662-7447
Updated Prospectus Web Address	https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature
C000012224
Shareholder Report [Line Items]
Fund Name	Industrials Index Fund
Class Name	Admiral™ Shares
Trading Symbol	VINAX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Vanguard Industrials Index Fund (the "Fund") for the period of September 1, 2024, to February 28, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature. You can also request this information by contacting us at 800-662-7447.
Additional Information Phone Number	800-662-7447
Additional Information Website	https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Admiral Shares	$5	0.10%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized.

Expenses Paid, Amount	$ 5
Expense Ratio, Percent	0.10%
AssetsNet	$ 5,975,000,000
Holdings Count | Holding	389
InvestmentCompanyPortfolioTurnover	2.00%
Additional Fund Statistics [Text Block]

Fund Statistics

(as of February 28, 2025)

Fund Net Assets (in millions)	$5,975
Number of Portfolio Holdings	389
Portfolio Turnover Rate	2%

Holdings [Text Block]

This table reflects the Fund's investments, including short-term investments and other assets and liabilities.

Portfolio Composition % of Net Assets

(as of February 28, 2025)

Aerospace & Defense	20.0%
Air Freight & Logistics	3.4%
Building Products	6.8%
Commercial Services & Supplies	8.0%
Construction & Engineering	2.8%
Electrical Equipment	8.8%
Ground Transportation	9.6%
Industrial Conglomerates	4.1%
Machinery	19.7%
Marine Transportation	0.2%
Passenger Airlines	2.1%
Professional Services	9.3%
Trading Companies & Distributors	5.2%
Other Assets and Liabilities—Net	0.0%

Material Fund Change [Text Block]
Updated Prospectus Phone Number	800-662-7447
Updated Prospectus Web Address	https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature
C000012227
Shareholder Report [Line Items]
Fund Name	Information Technology Index Fund
Class Name	ETF Shares
Trading Symbol	VGT
Security Exchange Name	NYSE
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Vanguard Information Technology Index Fund (the "Fund") for the period of September 1, 2024, to February 28, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature. You can also request this information by contacting us at 800-662-7447.
Additional Information Phone Number	800-662-7447
Additional Information Website	https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
ETF Shares	$5	0.10%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized.

Expenses Paid, Amount	$ 5
Expense Ratio, Percent	0.10%
AssetsNet	$ 97,323,000,000
Holdings Count | Holding	318
InvestmentCompanyPortfolioTurnover	3.00%
Additional Fund Statistics [Text Block]

Fund Statistics

(as of February 28, 2025)

Fund Net Assets (in millions)	$97,323
Number of Portfolio Holdings	318
Portfolio Turnover Rate	3%

Holdings [Text Block]

This table reflects the Fund's investments, including short-term investments, derivatives and other assets and liabilities.

Portfolio Composition % of Net Assets

(as of February 28, 2025)

Communications Equipment	3.7%
Electronic Equipment, Instruments & Components	4.9%
IT Services	5.9%
Semiconductors & Semiconductor Equipment	30.9%
Software	34.8%
Technology Hardware, Storage & Peripherals	19.6%
Other Assets and Liabilities—Net	0.2%

Material Fund Change [Text Block]
Updated Prospectus Phone Number	800-662-7447
Updated Prospectus Web Address	https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature
C000012226
Shareholder Report [Line Items]
Fund Name	Information Technology Index Fund
Class Name	Admiral™ Shares
Trading Symbol	VITAX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Vanguard Information Technology Index Fund (the "Fund") for the period of September 1, 2024, to February 28, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature. You can also request this information by contacting us at 800-662-7447.
Additional Information Phone Number	800-662-7447
Additional Information Website	https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Admiral Shares	$5	0.10%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized.

Expenses Paid, Amount	$ 5
Expense Ratio, Percent	0.10%
AssetsNet	$ 97,323,000,000
Holdings Count | Holding	318
InvestmentCompanyPortfolioTurnover	3.00%
Additional Fund Statistics [Text Block]

Fund Statistics

(as of February 28, 2025)

Fund Net Assets (in millions)	$97,323
Number of Portfolio Holdings	318
Portfolio Turnover Rate	3%

Holdings [Text Block]

This table reflects the Fund's investments, including short-term investments, derivatives and other assets and liabilities.

Portfolio Composition % of Net Assets

(as of February 28, 2025)

Communications Equipment	3.7%
Electronic Equipment, Instruments & Components	4.9%
IT Services	5.9%
Semiconductors & Semiconductor Equipment	30.9%
Software	34.8%
Technology Hardware, Storage & Peripherals	19.6%
Other Assets and Liabilities—Net	0.2%

Material Fund Change [Text Block]
Updated Prospectus Phone Number	800-662-7447
Updated Prospectus Web Address	https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature
C000012206
Shareholder Report [Line Items]
Fund Name	Materials Index Fund
Class Name	ETF Shares
Trading Symbol	VAW
Security Exchange Name	NYSE
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Vanguard Materials Index Fund (the "Fund") for the period of September 1, 2024, to February 28, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature. You can also request this information by contacting us at 800-662-7447.
Additional Information Phone Number	800-662-7447
Additional Information Website	https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
ETF Shares	$5	0.10%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized.

Expenses Paid, Amount	$ 5
Expense Ratio, Percent	0.10%
AssetsNet	$ 3,963,000,000
Holdings Count | Holding	120
InvestmentCompanyPortfolioTurnover	2.00%
Additional Fund Statistics [Text Block]

Fund Statistics

(as of February 28, 2025)

Fund Net Assets (in millions)	$3,963
Number of Portfolio Holdings	120
Portfolio Turnover Rate	2%

Holdings [Text Block]

This table reflects the Fund's investments, including short-term investments, derivatives and other assets and liabilities.

Portfolio Composition % of Net Assets

(as of February 28, 2025)

Chemicals	57.0%
Construction Materials	10.8%
Containers & Packaging	13.0%
Metals & Mining	18.3%
Paper & Forest Products	0.8%
Other Assets and Liabilities—Net	0.1%

Material Fund Change [Text Block]
Updated Prospectus Phone Number	800-662-7447
Updated Prospectus Web Address	https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature
C000012205
Shareholder Report [Line Items]
Fund Name	Materials Index Fund
Class Name	Admiral™ Shares
Trading Symbol	VMIAX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Vanguard Materials Index Fund (the "Fund") for the period of September 1, 2024, to February 28, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature. You can also request this information by contacting us at 800-662-7447.
Additional Information Phone Number	800-662-7447
Additional Information Website	https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Admiral Shares	$5	0.10%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized.

Expenses Paid, Amount	$ 5
Expense Ratio, Percent	0.10%
AssetsNet	$ 3,963,000,000
Holdings Count | Holding	120
InvestmentCompanyPortfolioTurnover	2.00%
Additional Fund Statistics [Text Block]

Fund Statistics

(as of February 28, 2025)

Fund Net Assets (in millions)	$3,963
Number of Portfolio Holdings	120
Portfolio Turnover Rate	2%

Holdings [Text Block]

This table reflects the Fund's investments, including short-term investments, derivatives and other assets and liabilities.

Portfolio Composition % of Net Assets

(as of February 28, 2025)

Chemicals	57.0%
Construction Materials	10.8%
Containers & Packaging	13.0%
Metals & Mining	18.3%
Paper & Forest Products	0.8%
Other Assets and Liabilities—Net	0.1%

Material Fund Change [Text Block]
Updated Prospectus Phone Number	800-662-7447
Updated Prospectus Web Address	https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature
C000012213
Shareholder Report [Line Items]
Fund Name	Utilities Index Fund
Class Name	ETF Shares
Trading Symbol	VPU
Security Exchange Name	NYSE
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Vanguard Utilities Index Fund (the "Fund") for the period of September 1, 2024, to February 28, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature. You can also request this information by contacting us at 800-662-7447.
Additional Information Phone Number	800-662-7447
Additional Information Website	https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
ETF Shares	$5	0.10%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized.

Expenses Paid, Amount	$ 5
Expense Ratio, Percent	0.10%
AssetsNet	$ 8,455,000,000
Holdings Count | Holding	73
InvestmentCompanyPortfolioTurnover	4.00%
Additional Fund Statistics [Text Block]

Fund Statistics

(as of February 28, 2025)

Fund Net Assets (in millions)	$8,455
Number of Portfolio Holdings	73
Portfolio Turnover Rate	4%

Holdings [Text Block]

This table reflects the Fund's investments, including short-term investments, derivatives and other assets and liabilities.

Portfolio Composition % of Net Assets

(as of February 28, 2025)

Electric Utilities	61.7%
Gas Utilities	4.7%
Independent Power and Renewable Electricity Producers	5.3%
Multi-Utilities	24.5%
Water Utilities	3.4%
Other Assets and Liabilities—Net	0.4%

Material Fund Change [Text Block]
Updated Prospectus Phone Number	800-662-7447
Updated Prospectus Web Address	https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature
C000012212
Shareholder Report [Line Items]
Fund Name	Utilities Index Fund
Class Name	Admiral™ Shares
Trading Symbol	VUIAX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Vanguard Utilities Index Fund (the "Fund") for the period of September 1, 2024, to February 28, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature. You can also request this information by contacting us at 800-662-7447.
Additional Information Phone Number	800-662-7447
Additional Information Website	https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Admiral Shares	$5	0.10%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized.

Expenses Paid, Amount	$ 5
Expense Ratio, Percent	0.10%
AssetsNet	$ 8,455,000,000
Holdings Count | Holding	73
InvestmentCompanyPortfolioTurnover	4.00%
Additional Fund Statistics [Text Block]

Fund Statistics

(as of February 28, 2025)

Fund Net Assets (in millions)	$8,455
Number of Portfolio Holdings	73
Portfolio Turnover Rate	4%

Holdings [Text Block]

This table reflects the Fund's investments, including short-term investments, derivatives and other assets and liabilities.

Portfolio Composition % of Net Assets

(as of February 28, 2025)

Electric Utilities	61.7%
Gas Utilities	4.7%
Independent Power and Renewable Electricity Producers	5.3%
Multi-Utilities	24.5%
Water Utilities	3.4%
Other Assets and Liabilities—Net	0.4%

Material Fund Change [Text Block]
Updated Prospectus Phone Number	800-662-7447
Updated Prospectus Web Address	https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature
C000055210
Shareholder Report [Line Items]
Fund Name	Mega Cap Index Fund
Class Name	ETF Shares
Trading Symbol	MGC
Security Exchange Name	NYSE
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Vanguard Mega Cap Index Fund (the "Fund") for the period of September 1, 2024, to February 28, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature. You can also request this information by contacting us at 800-662-7447.
Additional Information Phone Number	800-662-7447
Additional Information Website	https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
ETF Shares	$4	0.07%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized.

Expenses Paid, Amount	$ 4
Expense Ratio, Percent	0.07%
AssetsNet	$ 6,880,000,000
Holdings Count | Holding	200
InvestmentCompanyPortfolioTurnover	2.00%
Additional Fund Statistics [Text Block]

Fund Statistics

(as of February 28, 2025)

Fund Net Assets (in millions)	$6,880
Number of Portfolio Holdings	200
Portfolio Turnover Rate	2%

Holdings [Text Block]

This table reflects the Fund's investments, including short-term investments, derivatives and other assets and liabilities.

Portfolio Composition % of Net Assets

(as of February 28, 2025)

Basic Materials	1.0%
Consumer Discretionary	14.9%
Consumer Staples	3.9%
Energy	2.9%
Financials	11.0%
Health Care	10.8%
Industrials	10.1%
Real Estate	1.0%
Technology	40.5%
Telecommunications	2.3%
Utilities	1.4%
Other Assets and Liabilities—Net	0.2%

Material Fund Change [Text Block]
Updated Prospectus Phone Number	800-662-7447
Updated Prospectus Web Address	https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature
C000055209
Shareholder Report [Line Items]
Fund Name	Mega Cap Index Fund
Class Name	Institutional Shares
Trading Symbol	VMCTX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Vanguard Mega Cap Index Fund (the "Fund") for the period of September 1, 2024, to February 28, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature. You can also request this information by contacting us at 800-662-7447.
Additional Information Phone Number	800-662-7447
Additional Information Website	https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Shares	$3	0.06%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized.

Expenses Paid, Amount	$ 3
Expense Ratio, Percent	0.06%
AssetsNet	$ 6,880,000,000
Holdings Count | Holding	200
InvestmentCompanyPortfolioTurnover	2.00%
Additional Fund Statistics [Text Block]

Fund Statistics

(as of February 28, 2025)

Fund Net Assets (in millions)	$6,880
Number of Portfolio Holdings	200
Portfolio Turnover Rate	2%

Holdings [Text Block]

This table reflects the Fund's investments, including short-term investments, derivatives and other assets and liabilities.

Portfolio Composition % of Net Assets

(as of February 28, 2025)

Basic Materials	1.0%
Consumer Discretionary	14.9%
Consumer Staples	3.9%
Energy	2.9%
Financials	11.0%
Health Care	10.8%
Industrials	10.1%
Real Estate	1.0%
Technology	40.5%
Telecommunications	2.3%
Utilities	1.4%
Other Assets and Liabilities—Net	0.2%

Material Fund Change [Text Block]
Updated Prospectus Phone Number	800-662-7447
Updated Prospectus Web Address	https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature
C000055213
Shareholder Report [Line Items]
Fund Name	Mega Cap Value Index Fund
Class Name	ETF Shares
Trading Symbol	MGV
Security Exchange Name	NYSE
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Vanguard Mega Cap Value Index Fund (the "Fund") for the period of September 1, 2024, to February 28, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature. You can also request this information by contacting us at 800-662-7447.
Additional Information Phone Number	800-662-7447
Additional Information Website	https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
ETF Shares	$4	0.07%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized.

Expenses Paid, Amount	$ 4
Expense Ratio, Percent	0.07%
AssetsNet	$ 9,042,000,000
Holdings Count | Holding	141
InvestmentCompanyPortfolioTurnover	5.00%
Additional Fund Statistics [Text Block]

Fund Statistics

(as of February 28, 2025)

Fund Net Assets (in millions)	$9,042
Number of Portfolio Holdings	141
Portfolio Turnover Rate	5%

Holdings [Text Block]

This table reflects the Fund's investments, including short-term investments, derivatives and other assets and liabilities.

Portfolio Composition % of Net Assets

(as of February 28, 2025)

Basic Materials	1.9%
Consumer Discretionary	7.9%
Consumer Staples	8.9%
Energy	6.8%
Financials	24.0%
Health Care	17.7%
Industrials	14.5%
Real Estate	1.2%
Technology	9.3%
Telecommunications	4.2%
Utilities	3.4%
Other Assets and Liabilities—Net	0.2%

Material Fund Change [Text Block]
Updated Prospectus Phone Number	800-662-7447
Updated Prospectus Web Address	https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature
C000055212
Shareholder Report [Line Items]
Fund Name	Mega Cap Value Index Fund
Class Name	Institutional Shares
Trading Symbol	VMVLX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Vanguard Mega Cap Value Index Fund (the "Fund") for the period of September 1, 2024, to February 28, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature. You can also request this information by contacting us at 800-662-7447.
Additional Information Phone Number	800-662-7447
Additional Information Website	https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Shares	$3	0.06%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized.

Expenses Paid, Amount	$ 3
Expense Ratio, Percent	0.06%
AssetsNet	$ 9,042,000,000
Holdings Count | Holding	141
InvestmentCompanyPortfolioTurnover	5.00%
Additional Fund Statistics [Text Block]

Fund Statistics

(as of February 28, 2025)

Fund Net Assets (in millions)	$9,042
Number of Portfolio Holdings	141
Portfolio Turnover Rate	5%

Holdings [Text Block]

This table reflects the Fund's investments, including short-term investments, derivatives and other assets and liabilities.

Portfolio Composition % of Net Assets

(as of February 28, 2025)

Basic Materials	1.9%
Consumer Discretionary	7.9%
Consumer Staples	8.9%
Energy	6.8%
Financials	24.0%
Health Care	17.7%
Industrials	14.5%
Real Estate	1.2%
Technology	9.3%
Telecommunications	4.2%
Utilities	3.4%
Other Assets and Liabilities—Net	0.2%

Material Fund Change [Text Block]
Updated Prospectus Phone Number	800-662-7447
Updated Prospectus Web Address	https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature